                       WILLIAMS CAPITAL LIQUID ASSETS FUND


                         SUPPLEMENT DATED AUGUST 9, 2004
           TO INSTITUTIONAL SHARES PROSPECTUS DATED FEBRUARY 27, 2004


THE PROSPECTUS IS HEREBY SUPPLEMENTED BY ADDING THE FOLLOWING TEXT TO THE END OF THE SECTION ENTITLED "FUND MANAGEMENT -- THE ADVISER" ON PAGE 14:


     The Adviser may make payments, out of the Adviser's own assets, for distribution and/or administration services related to the Fund, to broker-dealers, financial intermediaries, record keepers and other service providers.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       WILLIAMS CAPITAL LIQUID ASSETS FUND


                         SUPPLEMENT DATED AUGUST 9, 2004
              TO SERVICE SHARES PROSPECTUS DATED FEBRUARY 27, 2004


THE PROSPECTUS IS HEREBY SUPPLEMENTED BY ADDING THE FOLLOWING TEXT TO THE END OF THE SECTION ENTITLED "FUND MANAGEMENT -- THE ADVISER" ON PAGE 12:


     The Adviser may make payments, out of the Adviser's own assets, for distribution and/or administration services related to the Fund, to broker-dealers, financial intermediaries, record keepers and other service providers.




               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE